Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Loss Per Common Share [Abstract]
Schedule of reconciliation of the fully dilutive securities effect with net income

	December 31,
	2013	2012

Net loss attributable to common shareholders	$(7,801)	$(4,820)

Weighted average common shares outstanding - basic and diluted	9,802,810	7,900,693

Loss per common share - basic and diluted	$(0.80)	$(0.61)

Schedule of potentially dilutive securities

	Nine Months Ended September 30,
	2014	2013

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series D	10,287	7,824
Convertible preferred stock - Series E	8,331	-
Warrants to purchase common stock	3,555	2,737
Options to purchase common stock	766	544

Total potentially dilutive securities	23,340	11,506

	December 31,
	2013	2012

Convertible preferred stock - Series A	270	270
Convertible preferred stock - Series B	131	131
Convertible preferred stock - Series D	9,918	7,042
Convertible preferred stock - Series E	8,180	-
Warrants to purchase common stock	3,555	981
Options to purchase common stock	805	544

Total potentially dilutive securities	22,859	8,968